S000085693 [Member] Investment Objectives and Goals - iShares U.S. Manufacturing ETF	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® U.S. MANUFACTURING ETF Ticker: MADEStock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares U.S. Manufacturing ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. companies in manufacturing and manufacturing-related industries.